CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 2,943,218	¥ 1,962,556
Cost of revenue	(2,195,215)	(1,530,253)
Gross profit	748,003	432,303
Operating expenses
Selling and marketing expenses	(90,233)	(78,301)
General and administrative expenses	(290,527)	(238,940)
Research and development expenses	(15,032)	(9,191)
Income from operations	352,211	105,871
Other income (expenses):
Interest income	42,847	16,614
Interest expenses	(724,908)	(451,094)
Foreign currency exchange gain (loss), net	(5,554)	19,979
Government grants	4,341	2,702
Others, net	4,781	3,007
Loss before income taxes	(326,282)	(302,921)
Income tax expenses	(12,139)	(4,436)
Net loss	(338,421)	(307,357)
Change in redemption value of redeemable preferred shares	(17,760)	0
Cumulative dividend on preferred shares	(26,858)	0
Net loss attributable to ordinary shareholders	¥ (383,039)	¥ (307,357)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (0.35)	¥ (0.31)
Weighted average number of ordinary share outstanding
Basic and diluted (in shares)	1,089,589,663	986,825,604